Cover	Dec. 12, 2019
Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 12, 2019
Entity File Number	1-9516
Entity Registrant Name	ICAHN ENTERPRISES L.P.
Entity Central Index Key	0000813762
Entity Tax Identification Number	13-3398766
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	767 Fifth Avenue
Entity Address, Address Line Two	Suite 4700
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10153
City Area Code	212
Local Phone Number	702-4300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Depositary Units
Trading Symbol	IEP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Icahn Enterprises Holdings [Member]
Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 12, 2019
Entity File Number	333-118021-01
Entity Registrant Name	ICAHN ENTERPRISES HOLDINGS L.P.
Entity Central Index Key	0001034563
Entity Tax Identification Number	13-3398767
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	767 Fifth Avenue
Entity Address, Address Line Two	Suite 4700
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10153
City Area Code	212
Local Phone Number	702-4300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false